Reconciliation of Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Company's Total Capital to Bank's Regulatory Capital [Line Items]
Total capital per consolidated financial statements	$ 152,842	$ 125,759	$ 130,517	$ 81,104
Holding company equity not available for regulatory capital	(14,336)	(15,811)
Accumulated losses (gains) on available for sale securities	689	(1,619)
Intangible assets	(19,566)	(3,451)
Disallowed servicing asset	0	(100)
Disallowed deferred tax asset	(2,152)	(1,231)
Total tier 1 capital	117,477	103,547
Allowance for loan and credit losses reduced by excess allowance per regulatory requirements	7,487	6,204
Total capital per regulatory reporting	$ 124,964	$ 109,751